ACQUISITION OF SPIN GAMES LLC - Revenue, Net Profit, Pro-forma revenue and pro-forma net profit (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ACQUISITION OF SPIN GAMES LLC
Pro forma revenue	€ 85,937	€ 59,328
Pro forma net profit (loss)	4,312	€ (6,983)
Spin Games LLC
ACQUISITION OF SPIN GAMES LLC
Revenue of acquiree since acquisition date	2,987
Profit (loss) of acquiree since acquisition date	€ 2,477